The following table provides a summary of leases by balance sheet category as of June 30, 2022: (Details) - Turnongreen Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating right-of-use assets	$ 1,908,000	$ 244,000	$ 312,000
Operating lease liability - current	521,000	73,000	64,000
Operating lease liability - non-current	$ 1,539,000	$ 191,000	$ 264,000